Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FRANKLIN TEMPLETON INTERNATIONAL TRUST
Prospectus Date	rr_ProspectusDate	Oct. 01, 2015
Document Creation Date	dei_DocumentCreationDate	Sep. 28, 2015